RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
9. RELATED PARTY TRANSACTIONS

Commercial Agreements
PBFX currently derives all of its revenue from long-term, fee-based agreements with PBF Holding, supported by fee escalations for inflation adjustments and certain increases in operating costs. PBFX believes the terms and conditions under these agreements, as well as the omnibus and services agreements with PBF Holding described below, are generally no less favorable to either party than those that could have been negotiated with unaffiliated parties with respect to similar services.
2014 Commercial Agreements
The commercial agreements entered into during the year ended December 31, 2014 with PBF Holding have initial terms ranging from approximately seven to ten years and include:
•a rail terminaling services agreement with PBF Holding, with an initial term of approximately seven years, under which the Partnership provides terminaling services at the DCR Rail Terminal;
•a truck unloading and terminaling services agreement with PBF Holding, with an initial term of approximately seven years, under which the Partnership provides terminaling services at the Toledo Truck Terminal;
•a terminaling services agreement, with an initial term of approximately seven years, under which the Partnership provides rail terminaling services to PBF Holding at the DCR West Rack; and
•a storage and terminaling services agreement, with an initial term of ten years, under which the Partnership provides storage and terminaling services to PBF Holding at the Toledo Storage Facility.
Each of these commercial agreements contain minimum volume commitments. Additionally, the storage and terminaling services agreement contains minimum requirements for the amount of storage contracted by PBF Holding. The fees under each commercial agreement are indexed for inflation and the agreements give PBF Holding the option to renew for two additional five-year terms following the expiration of the initial term.
2015 Commercial Agreements
On May 15, 2015, PBF Holding and DPC entered into an approximately ten year pipeline services agreement (the “Delaware Pipeline Services Agreement”) under which the Partnership, through DPC, will provide pipeline services to PBF Holding. PBF Holding also entered into an approximately ten year terminaling services agreement with DCLC (the “Delaware Truck Loading Services Agreement”) under which the Partnership, through DCLC, will provide terminaling services to PBF Holding. The Delaware Pipeline Services Agreement and Delaware Truck Loading Services Agreement (collectively, the “Delaware City Pipeline and Terminaling Agreements”) can be extended by PBF Holding for two additional five-year periods. Under the Delaware City Pipeline and Terminaling Agreements, the Partnership will provide PBF Holding with pipeline and terminaling services in return for throughput fees.
The minimum throughput commitment for the Delaware City Products Pipeline will be 50,000 bpd for a fee equal to $0.5266 per barrel of product throughputted up to the minimum throughput commitment and in excess of the minimum throughput commitment. If PBF Holding does not throughput the aggregate amounts equal to the minimum throughput commitment described above, PBF Holding will be required to pay a shortfall payment equal to the shortfall volume multiplied by the fee of $0.5266 per barrel. The minimum throughput commitment for the Delaware City Truck Rack will be 30,000 bpd for refined clean products with a fee equal to $0.462 per barrel and 5,000 bpd for LPGs with a fee equal to $2.52 per barrel of product loaded up to the minimum throughput commitment and for volumes in excess of the minimum throughput commitment. If PBF Holding does not throughput the aggregate amounts equal to the minimum throughput commitment described above, PBF Holding will be required to pay a shortfall payment equal to the shortfall volume multiplied by the applicable fee.
The Partnership is required to maintain the Delaware City Products Pipeline and Truck Rack in a condition and with a capacity sufficient to handle a volume of PBF Holding’s products at least equal to their current operating capacity as a whole subject to interruptions for routine repairs and maintenance and force majeure events. Failure to meet such obligations may result in a reduction of fees payable under the Delaware City Pipeline and Terminaling Agreements.

Other Agreements
In addition to the commercial agreements described above, the Partnership also entered into an omnibus agreement with PBF GP, PBF LLC and PBF Holding, which addresses the payment of an annual fee, in the amount of $2,350 per year, for the provision of various general and administrative services, among other matters, and an operations and management services and secondment agreement with PBF Holding and certain of its subsidiaries under which PBFX reimburses PBF Holding for the provision of certain operational services to the Partnership in support of its operations, including operational services performed by certain of PBF Holding's field-level employees. The omnibus agreement and operations and management services and secondment agreement were amended on May 15, 2015 to include the Delaware City Products Pipeline and Truck Rack.

Predecessor Transactions
Related-party transactions of the Predecessor were settled through division equity.

Summary of Transactions
A summary of revenue and expense transactions with our affiliates, including expenses directly charged and allocated to our Predecessor, is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Revenues	$34,868	$10,168	$67,713	$12,350
Operating and maintenance expenses	1,134	264	2,290	625
General and administrative expenses	1,234	523	2,470	1,062